OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Work in progress	$ 478	$ 488
Prepayments and other assets	872	650
Assets held for sale	9	35
Total current	1,359	1,173
Non-current
Work in progress	0	48
Prepayments and other assets	488	363
Total non-current	$ 488	$ 411